Trade and other payables (Details) - CAD ($)	May 31, 2025	Aug. 31, 2024
Trade and other payables.
Trade payables	$ 1,145,593	$ 3,883,020
Salaries and vacation payable	165,116	614,488
Provision for legal settlement	2,813,511	0
Trade and other payables	$ 4,124,220	$ 4,497,508